Consolidated Balance Sheets (Parentheticals) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Deferred Finance Charges, Accumulated Amortization (in Dollars)	$ 2,212,091	$ 1,786,158
Common Stock Par Value (in Dollars per share)	$ 0.01	$ 0.01
Common Stock Shares Authorized	100,000,000	100,000,000
Common Stock Shares Issued	32,679,642	21,179,642
Common Stock Shares Outstanding	32,127,329	20,627,329
Preferred Shares Authorized	5,000,000	5,000,000
Preferred Shares Outstanding	0	0
Preferred Shares Par Value (in Dollars per share)	$ 0.01	$ 0.01